Earnings Per Share (Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings/(loss) per common share:
Income/(loss) per share from continuing operations available to common shareholders	$ 0.34	$ 0.92	$ 0.09
Net income/(loss) per share available to common shareholders	0.34	0.92	0.09
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	0.34	0.91	0.09
Diluted income/(loss) per share available to common shareholders	$ 0.34	$ 0.91	$ 0.09